BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Line Items]
Cash and cash equivalents	$ 10,828	$ 9,366	$ 9,519
Restricted Cash and Cash Equivalents, Statement of Financial Position [Extensible Enumeration]	Other noncurrent assets, Prepaid expenses and other current assets	Other noncurrent assets, Prepaid expenses and other current assets	Other noncurrent assets, Prepaid expenses and other current assets
Restricted Cash and Restricted Cash Equivalents	$ 660	$ 326	$ 306
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 11,488	$ 9,692	$ 9,825	$ 10,025